UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21399

The Aegis Funds
 (Exact name of registrant as specified in charter)

6862 Elm Street, Suite 830, McLean, VA 22101
 (Address of principal executive offices) (Zip code)

Aegis Financial Corporation
6862 Elm Street, Suite 830, McLean, VA 22101
 (Name and address of agent for service)

(703) 528-7788
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

Aegis Value Fund
Schedule of Portfolio Investments
March 31, 2018
(Unaudited)
		Shares	Value
Common Stocks - 80.4%
Consumer Discretionary - 3.7%
Auto Components - 0.5%
Sypris Solutions, Inc. (1)		381,364	$621,623
Hotels, Restaurants & Leisure - 0.2%
Luby's, Inc. (1)		116,431	323,678
Household Durables - 0.1%
Natuzzi S.p.A. - SP (1)(2)(5)	ADR	54,922	90,896
Specialty Retail - 0.9%
Cato Corp. - Class A		85,057	1,253,740
Textiles, Apparel & Luxury Goods - 2.0%
Delta Apparel, Inc. (1)		144,069	2,596,124
Total Consumer Discretionary			4,886,061

Consumer Staples - 9.8%
Tobacco - 9.8%
Alliance One International, Inc. (1)(3)		489,162	12,742,670

Energy - 9.9%
Energy Equipment & Services - 4.1%
Deep Down, Inc. (1)		628,282	527,757
Mitcham Industries, Inc. (1)(3)		727,143	2,355,943
Parker Drilling Co. (1)		1,099,113	697,937
Strad Energy Services Ltd. (1)(2)	CAD	969,821	1,114,088
Xtreme Drilling Corp. (1)	CAD	402,993	669,387
			5,365,112
Oil, Gas & Consumable Fuels - 5.8%
Ardmore Shipping Corp (1)(2)		149,640	1,137,264
Aveda Transportation & Energy Services Inc. (1)	CAD	1,717,940	693,390
WPX Energy, Inc. (1)		391,613	5,788,040
			7,618,694
Total Energy			12,983,806

Financials - 3.1%
Insurance - 3.1%
Conifer Holdings, Inc. (1)(3)		693,118	4,054,740

Industrials - 6.5%
Trading Companies & Distributors - 6.5%
AerCap Holdings NV (1)(2)		37,041	1,878,720
Fly Leasing Ltd. (1)(2)	ADR	491,908	6,547,295
Total Industrials			8,426,015

Materials - 43.8%
Construction Materials - 0.8%
Select Sands Corp (1)	CAD	3,400,000	1,068,809

Metals & Mining - 34.7%
Copper - 2.2%
Minera Alamos Inc. (1)	CAD	4,359,879	490,691
Nevsun Resources Ltd. (2)		1,003,864	2,389,196
			2,879,887
Diversified Metals & Mining - 5.6%
Amerigo Resources Ltd. (1)(3)	CAD	9,417,889	7,310,039

Gold, Silver & Precious Metals & Minerals - 22.8%
Alacer Gold Corp. (1)	CAD	488,679	777,578
Alio Gold Inc. (1)(2)		1,350,497	2,633,469
Brio Gold Inc. (1)	CAD	2,241,813	4,350,163
Continental Gold, Inc. (1)	CAD	945,014	2,596,615
Dalradian Resources Inc. (1)	CAD	1,901,137	1,416,612
Dundee Precious Metals Inc. (1)	CAD	2,062,765	4,931,359
Endeavour Mining Corp. (1)	CAD	212,332	3,917,516
GoldQuest Mining Corp. (1)	CAD	2,849,300	442,318
Leagold Mining Corp. (1)	CAD	553,484	1,121,274
Lion One Metals Ltd. (1)	CAD	2,907,757	1,444,456
Lydian International, Ltd. (1)	CAD	8,545,498	2,852,147
Orezone Gold Corp. (1)	CAD	661,439	446,658
Rye Patch Gold Corp. (1)	CAD	1,099,473	998,474
SilverCrest Metals, Inc. (1)	CAD	350,000	630,264
Superior Gold, Inc. (1)	CAD	813,862	821,221
Wesdome Gold Mines Ltd. (1)	CAD	272,602	414,716
			29,794,840
Mining Services - 4.1%
Geodrill Ltd. (1)(3)	CAD	3,559,777	5,305,058
Total Metals & Mining			45,289,824
Paper & Forest Products - 8.3%
Interfor Corp. (1)	CAD	43,682	796,438
Mercer International, Inc.		190,858	2,376,182
Resolute Forest Products, Inc. (1)		676,577	5,615,589
Verso Corp. - Class A (1)		117,605	1,980,468
			10,768,677
Total Materials			57,127,310

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Public Service Properties Investments Ltd. (1)(4)(6)	GBP	5,582	26,236

Telecommunication Services - 3.6%
Diversified Telecommunication Services - 3.6%
Alaska Communications Systems Group, Inc. (1)(3)		2,632,961	4,739,330

Total Common Stocks (Cost $90,961,013)			104,986,168

Warrants - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Gold, Silver & Precious Metals & Minerals - 0.2%
Rye Patch Gold Corp., Exercise Price: $1.65, 01/31/2020 (2)(4)(6)	CAD	500,000	124,190
SilverCrest Metals, Inc., Exercise Price: $1.45, 12/19/2019 (2)(4)(6)	CAD	175,000	162,999
Total Materials			287,189

Total Warrants (Cost $0)			287,189

	Principal
Short-Term Investments - 18.7%	Amount
U.S. Treasury Bills - 18.7%
United States Treasury Bill, 1.44% 04/12/2018 (5)	$5,250,000	5,247,705
United States Treasury Bill, 1.38% 04/26/2018 (5)	5,000,000	4,995,250
United States Treasury Bill, 1.52% 05/10/2018 (5)	5,200,000	5,191,486
United States Treasury Bill, 1.65% 06/07/2018 (5)	4,000,000	3,987,851
United States Treasury Bill, 1.76% 07/26/2018 (5)	5,000,000	4,971,940
Total U.S. Treasury Bills		24,394,232

Total Short-Term Investments (Cost $24,394,852)		24,394,232

Total Investments - 99.3% (Cost $115,355,865)		129,667,589
Other Assets in Excess of Liabilities - 0.7%		940,067
Net Assets - 100.0%		$130,607,656
Percentages are stated as a percent of net assets.

(1)	Non-income producing securities.
(2)	Foreign security denominated in U.S. Dollars.
(3)	Affiliated company - The fund is owner of more than 5% of the outstanding voting securities.
(4)	Security was fair valued in accordance with the policies and procedures approved by the Board of Trustees.
(5)	Level 2 securities.
(6)	Level 3 securities. Value determined using significant unobservable inputs.

ADR — American Depositary Receipt
S.p.A — Limited share company
CAD — Canadian Dollar
GBP — British Pound

For purposes of this report, the securities in the portfolio have been organized by their respective GICS code.  The Fund does not rely exclusively on GICS Industry classifications for purposes of its industry concentration policy. For example, within the Metals & Mining sector, the Fund utilizes the GICS Sub-Industry classifications, or aggregates thereof as shown above, for purposes of determining compliance with its industry concentration policy. In addition, in cases where a holding has been judged to be misclassified by GICS, or has not been classified by GICS, the Fund uses a Fund-determined GICS framework classification.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows*:

Cost of investments	$115,355,865
Gross unrealized appreciation	27,341,622
Gross unrealized depreciation	(13,029,898)
Net unrealized appreciation on investments	14,311,724

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Aegis Value Fund
Portfolio Characteristics
March 31, 2018 (Unaudited)

Industry Breakdown
	% of the Fund’s Net Assets
Common Stock			80.4%
Consumer Discretionary		3.7%
Auto Components	0.5%
Hotels, Restaurants & Leisure	0.2%
Household Durables	0.1%
Specialty Retail	0.9%
Textiles, Apparel & Luxury Goods	2.0%
Consumer Staples		9.8%
Tobacco	9.8%
Energy		9.9%
Energy Equipment & Services	4.1%
Oil, Gas & Consumable Fuels	5.8%
Financials		3.1%
Insurance	3.1%
Industrials		6.5%
Trading Companies & Distributors	6.5%
Materials		43.8%
Construction Materials	0.8%
Metals & Mining
Copper	2.2%
Diversified Metals & Mining	5.6%
Gold, Silver & Precious Metals & Minerals	22.8%
Mining Services	4.1%
Paper & Forest Products	8.3%
Real Estate		0.0%
Real Estate Management & Development	0.0%
Telecommunication Services		3.6%
Diversified Telecommunication Services	3.6%
Warrants			0.2%
Materials		0.2%
Metals & Mining
Gold, Silver & Precious Metals & Minerals	0.2%
Short-Term Investments			18.7%
United States Treasury Bills		18.7%
Other Assets in Excess of Liabilities			0.7%
Total Net Assets			100.0%

Investments in Affiliated Companies*
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate value of all securities of affiliated companies held in the Aegis Value Fund as of March 31, 2018 amounted to $36,507,780, representing 27.95% of net assets. A summary of affiliated transactions for the year ended March 31, 2018 is as follows:

Aegis Value Fund

Alaska
	Communications	Alliance One	Amerigo	Conifer		Mitcham
	Systems Group, Inc.	International, Inc.	Resources Ltd.	Holdings, Inc.	Geodrill Ltd.	Industries, Inc.	Total

December 31, 2017
Balance
Shares	2,768,124	775,648	9,417,889	673,631	3,379,330	777,434
Cost	$ 5,194,901	$ 18,894,012	$ 6,437,929	$ 4,424,361	$ 2,348,929	$ 4,954,383	$ 42,254,515
Market Value	$ 7,418,572	$ 10,277,336	$ 8,201,098	$ 3,907,060	$ 5,591,891	$ 2,464,466	$ 37,860,423

Gross Additions
Shares	-	-	-	19,487	180,447	-
Cost	$ -	$ -	$ -	$ 107,332	$ 279,579	$ -	$ 386,911

Gross Deductions
Shares	135,163	286,486	-	-	-	50,291
Cost	$ 286,766	$ 10,437,113	$ -	$ -	$ -	$ 787,251	$ 11,511,130
Proceeds	$ 336,426	$ 7,107,542	$ -	$ -	$ -	$ 198,157	$ 7,642,125

March 31, 2018
Balance
Shares	2,632,961	489,162	9,417,889	693,118	3,559,777	727,143
Cost	$ 4,908,135	$ 8,456,899	$ 6,437,929	$ 4,531,693	$ 2,628,508	$ 4,167,132	$ 31,130,296
Market Value	$ 4,739,330	$ 12,742,670	$ 7,310,039	$ 4,054,740	$ 5,305,058	$ 2,355,943	$ 36,507,780

Realized gain (loss)	$ 49,661	$ (3,329,571)	$ -	$ -	$ -	$ (589,094)	$ (3,869,004)

Change in net unrealized appreciation/depreciation	$ (2,392,476)	$ 12,902,447	$ (891,059)	$ 40,348	$ (566,412)	$ 678,728	$ 9,771,576

Investment income	$ -	$ -	$ -	$ -	$ -	$ -	$ -

*As a result of the Aegis Value Fund’s beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the “affiliated persons” are affiliates of the Distributor, Advisor, Funds or any other client of the Advisor.

Investment Valuation

Investments in securities traded on a national securities exchange (or reported on the NASDAQ National Market) are stated at the last reported sales price or a market’s official close price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last close price, or the average of bid and ask price for NASDAQ National Market securities. Short-term (less than 60 days maturity) notes are stated at amortized cost, which is equivalent to value. Restricted securities, securities for which market quotations are not readily available, and securities with market quotations that Aegis Financial Corporation (the “Advisor”) does not believe are reflective of market value are valued at fair value as determined by the Advisor under the supervision of the Board of Directors.

The valuation assigned to fair valued securities for purposes of calculating the Fund’s net asset value (“NAV”) may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. Where a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Advisor to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing currency exchange rates.

Summary of Fair Value Exposure at March 31, 2018

In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity  (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), quoted prices for identical or similar assets in markets that are not active, and inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Common stocks, preferred stocks and warrants. Securities traded or dealt in one or more domestic securities exchanges, excluding the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), and not subject to restrictions against resale shall be valued on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities at the last quoted sales price or in the absence of a sale, at the mean of the last bid and asked prices. Securities traded or dealt in upon the NASDAQ and not subject to restrictions against resale shall be valued in accordance with the NASDAQ Official Closing Price. Securities traded on the NASDAQ Stock Market for which there were no transactions on a particular day are valued at the mean of the last bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,795,165	$90,896	$-	$4,886,061
Consumer Staples	12,742,670	-	-	12,742,670
Energy	12,983,806	-	-	12,983,806
Financials	4,054,740	-	-	4,054,740
Industrials	8,426,015	-	-	8,426,015
Materials	57,127,310	-		57,127,310
Real Estate	-	-	26,236	26,236
Telecommunication Services	4,739,330	-	-	4,739,330
Warrants
Materials	-	-	287,189	287,189
Short-Term Investments	-	24,394,232	-	24,394,232
Total	$104,869,036	$24,485,128	$313,425	$129,667,589

The following is a summary of quantitative information about significant unobservable valuation inputs for the Aegis Value Fund approved by the Valuation Committee for Level 3 Fair Value Measurements for investments held as of March 31, 2018:

Investments	Fair Value as of 3/31/2018	Valuation Technique	Unobservable Inputs	Range
Public Service Properties Investments Ltd.	$26,236	Fair Valuation by Advisor	Issuer Press Release and Stale Last Trade Price	$4.7000
Rye Patch Gold Corp., Exercise Price: $1.65, 01/31/2020	$124,190	Fair Valuation by Advisor	Pricing Model	$0.2484
SilverCrest Metals, Inc., Exercise Price: C$3.00, 12/19/2019	$162,999	Fair Valuation by Advisor	Pricing Model	$0.9314

The following is a reconciliation of the Fund's level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended March 31, 2018:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investments in Securities Period Ended 3/31/2018
Beginning Balance as of 12/31/17	$167,252
Unrealized gain included in earnings	21,983
Purchase	124,190
Ending Balance as of 3/31/2018	$313,425

The amount of total gains or losses for the year included in net increase (decrease) in net assets applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date	$21,983

During the year ended March 31, 2018, there were the following transfers between Level 1, Level 2 and Level 3 for the Fund.
Transfers	Market Value
Level 1 into Level 2	$ 90,896

The transfer from Level 1 to Level 2 was due to the security switching from a direct quote in an active market to an evaluated price obtained from the pricing vendor.
The fund recognizes transfers between levels of the hierarchy as of the end of the period in which the transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Aegis Funds

By  /s/ Scott L. Barbee
       Scott L. Barbee, President

Date:  May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Scott L. Barbee
       Scott L. Barbee, President

Date:  May 30, 2018

By  /s/ Sarah Q. Zhang
       Sarah Q. Zhang, Treasurer

Date:  May 30, 2018